                                               Genworth Life of New York

                                               666 Third Avenue, 9th Floor
[Logo of Genworth Financial]                   New York, NY 10017

July 12, 2010

VIA EDGAR

The United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Genworth Life of New York VA Separate Account 1
    Genworth Life and Annuity Insurance Company
    File Nos. 333-97085; 811-08475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life of New York VA Separate Account 1 (the "Separate Account") and Genworth Life Insurance Company of New York (the "Company"), we certify that the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 25 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 26, 2010, and became effective on April 30, 2010.

Please contact the undersigned at 804.281.6085 should you have any questions regarding this filing.

Sincerely,

/s/ Aneal Krishnamurthy
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Aneal Krishnamurthy
Associate General Counsel